Consolidated Statement of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2017
Supplemental Cash Flow Information [Abstract]
Schedule of Consolidated Statement of Cash Flows
The following table reconciles investments in property, plant and equipment and the amounts presented in the Consolidated Statements of Cash Flows after accounting for capitalized depreciation and the net change in related accruals:

Year ended December 31 (millions of dollars)	2017	2016
Capital investments in property, plant and equipment	(1,482)	(1,624)
Capitalized depreciation and net change in accruals included in capital investments in property, plant and equipment	26	30
Cash outflow for capital expenditures – property, plant and equipment	(1,456)	(1,594)
The following table reconciles investments in intangible assets and the amounts presented in the Consolidated Statements of Cash Flows after accounting for the net change in related accruals:

Year ended December 31 (millions of dollars)	2017	2016
Capital investments in intangible assets	(74)	(67)
Net change in accruals included in capital investments in intangible assets	(6)	6
Cash outflow for capital expenditures – intangible assets	(80)	(61)
Supplementary Information

Year ended December 31 (millions of dollars)	2017	2016
Net interest paid	452	418
Income taxes paid	11	30
The changes in non-cash balances related to operations consist of the following:

Year ended December 31 (millions of dollars)	2017	2016
Accounts receivable	191	(59)
Due from related parties	(215)	(40)
Materials and supplies	1	2
Prepaid expenses and other assets	2	(17)
Accounts payable	7	18
Accrued liabilities	(89)	52
Due to related parties	88	113
Accrued interest	(6)	9
Long-term accounts payable and other liabilities	(2)	6
Post-retirement and post-employment benefit liability	86	84
	63	168